Registration Nos. 33-36811
                                                                        811-8391

 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 1997.


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933                                                       /x/
Pre-Effective Amendment No. 1                                                /x/
Post-Effective Amendment No.                                                 / /

                 and/or
REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940                                               /x/
Amendment No. 1                                                              /x/

(Check appropriate box or boxes)

                             BLUE RIDGE FUNDS TRUST

               (Exact name of registrant as specified in charter)

                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069


                    (Address of principal executive offices)


Registrant's Telephone Number, including area code: 1-800-525-3863


                           Jeffrey M. Doyon, President
                            Blue Ridge Advisors, Inc.
                               84 Villa Road, B37
                             Greenville, S.C. 29615

                     (Name and address of agent for service)

Please send copies of all communications to:

                              Jane A. Kanter, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                                    Suite 500
                             Washington, D.C. 20005

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement.

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                             BLUE RIDGE FUNDS TRUST


                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

          Cover Sheet
          Contents of Registration Statement
          Cross Reference Sheet
          Part A - Prospectuses
          Part B - Statement of Additional Information
          Part C - Other Information
          Signature Page
          Exhibits


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                             BLUE RIDGE FUNDS TRUST

                              CROSS REFERENCE SHEET
                             REGISTRATION STATEMENT

         PART A.  ITEM NO. AND CAPTIONS                             CAPTION IN PROSPECTUS
              1.  Cover Page                                        Cover Page
              2.  Synopsis                                          Summary
              3.  Condensed Financial Information                   Not Applicable
              4.  General Description of Registrant                 The Trust and the Fund; Investment Objectives
                                                                    and Policies; Investment Limitations; General
                                                                    Information - - The Trust
              5.  Management of the Fund                            General Information - - Trustees of the Trust;
                                                                    General Information - - The Manager; General
                                                                    Information - - The Administrator; General
                                                                    Information - - The Transfer Agent.  General
                                                                    Information  - - The Distributor
              6.  Capital Stock and Other Securities                General Information - - Voting Rights; General
                                                                    Information - - Dividends and Distributions;
                                                                    Taxes
              7.  Purchase of Securities Being Offered              How to Purchase Fund Shares; How to Redeem
                                                                    Fund Shares; Share Price
              8.  Redemption or Repurchase                          How to Purchase Fund Shares; How to Redeem
                                                                    Fund Shares; Determination of Net Asset Value
              9.  Pending Legal Proceedings                         Not Applicable

PART B.           ITEM NO. AND CAPTIONS                             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
             10.  Cover Page                                        Cover Page
             11.  Table of Contents                                 Table of Contents
             12.  General Information and History                   The Trust
             13.  Investment Objectives and Policies                Description of Permitted Investments;
                                                                    Investment Limitations; Description of Shares
             14.  Management of the Fund                            Trustees and Officers of the Trust; The
                                                                    Administrator
             16.  Investment Advisory and Other Services            The Manager; The Administrator and Transfer
                                                                    Agent; The Distributor
             17.  Brokerage Allocation and Other Practices          Portfolio Transactions
             18.  Capital Stock and Other Securities                Description of Shares

             19.  Purchase, Redemption, and Pricing of Securities   Purchase and Redemption of Shares;
                  Being Offered                                     Determination of Net Asset Value
             20.  Tax Status                                        Taxes
             21.  Underwriters                                      The Distributor
             22.  Calculation of Performance Data                   Calculation of Total Return

             23.  Financial Statements                              Financial Statements

PARTC    Information  required  to be  included in Part C is set forth under the
         appropriate  item,  so  numbered,   in  Part  C  of  this  Registration
         Statement.

                             BLUE RIDGE FUNDS TRUST
                       PROSPECTUS DATED DECEMBER __, 1997

The Blue Ridge Funds Trust (the "Trust") is an open-end management investment company currently consisting of one series, the Blue Ridge Total Return Fund ( "Total Return Fund" or "Fund"). The Total Return Fund offers a convenient and economical means of investing in a professionally managed portfolio of securities. The investment objective of the Total Return Fund is to seek total return from a combination of capital appreciation and current income.


The Trust currently offers one class of shares on behalf of the Fund, the Class NL shares.


This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December __, 1997 has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-525-3863. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Mutual fund shares are not deposits or  obligations  of, or  guaranteed  by, any depository institution.  Shares are not insured by the FDIC, The Federal Reserve
Board, or any other agency,  and are subject to investment  risk,  including the possible loss of principal.
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TABLE OF CONTENTS
Summary.................................          How to Redeem Fund Shares ............
Expense Summary   ......................          Other Information About Your
The Trust and the Fund..................
Investment Objectives and Policies......         Account................................
Investment Limitations..................          Determination of Net Asset Value......
How to Purchase Fund Shares.............          Performance Advertising...............
Shareholder Services....................
                                                 Taxes..................................
                                                   General
                                                   Information..........................
                                                   Glossary of Permitted Investments....
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SUMMARY

The Trust is an open-end management investment company which provides a convenient way to invest in a professionally managed diversified portfolio of securities. This summary provides basic information about the Total Return Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Investment Objective of the Fund? The Total Return Fund seeks total return from a combination of capital appreciation and current income.

What Are The Principal Risks Involved With An Investment In The Fund? The Fund invests in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate. The Fund may write covered call and put options and may purchase put options on securities and stock indices. The Fund also may enter into futures contracts for hedging purposes only. The primary risks associated with the use of futures contracts and options are (i) imperfect correlation between the change in market value of the stocks held by the Fund and the prices of the futures contracts and options, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. See "Investment Objectives and Policies" and "Glossary of Permitted Investments."


Who Is The Manager? Blue Ridge Advisors, Inc. ("Manager") serves as the investment manager to the Fund. The Manager and the principals of the Manager have experience in providing advisory services to private clients but have no prior experience in managing investment companies. See "Expense Summary" and "The Manager."


Who Is The Administrator? The Nottingham Company provides administrative and fund accounting services to the Fund. See "The Administrator."

Who Is the Transfer Agent? NC Shareholder Services, LLC provides the Fund with transfer agency, dividend disbursing, and shareholder servicing agent services. See "The Transfer Agent."

Who Is the Distributor? Capital Investment Group, Inc. provides the Fund with distribution services. See "The Distributor."


Is There A Sales Load? No, Class NL shares of the Fund are offered on a no-load basis.


Is There A Minimum Initial Investment? The Fund has a minimum initial investment of $5,000 for regular accounts and $2,000 for Individual Retirement Accounts ("IRAs") and other tax-deferred retirement plans.


How Do I Purchase And Redeem Shares? Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day the purchase order is received by the Trust if the Trust receives sufficient information to execute the purchase order and, except for use of the Telephone Purchase Authorization, such purchase order is accompanied by a check or readily available funds. Purchase and redemption orders placed with the Trust prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share of the Fund determined as of the end of the day (i.e., when the New York Stock Exchange has closed for trading or trading has been stopped for the day due to extraordinary circumstances) the order is effective. Purchases and redemptions also may be made through certain broker-dealers and other financial institutions. The Trust also offers a Systematic Investment Plan and a Systematic Withdrawal Plan. See "Shareholder Services."


EXPENSE SUMMARY

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of the Fund.

                            ANNUAL OPERATING EXPENSES
                     (as a percentage of average net assets)


Management Fees                             1.65%
12b-1 Fees                                  None
Other Expenses*                             0.00%
                                            -----
Total Operating Expenses                    1.65%

* The Fund's custodian currently charges $8.00 per transaction for wiring redemption proceeds which the Manager, pursuant to its Investment Management Agreement with the Trust, will pay on the Fund's behalf. For a more detailed discussion of the Fund's fees and expenses, see "The Manager." The Manager, not the Fund, pays for the ordinary expenses of the Fund, including administrative, fund accounting, transfer agency, dividend disbursing, custodial, distribution, auditing, and ordinary legal expenses.


Example: An investor in the Fund would pay the following expenses on a $1,000 investment assuming (i) 5% annual return, and (2) redemption at the end of each period.

             --------------------------------------------------
                        1 year                    $17

                        3 years                   $52
             -------------------------------------------------

This example is designed for information purposes only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purposes of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. See "The Manager."

THE TRUST AND THE FUND


The Trust is an open-end management investment company that currently offers shares in one separate series, the Total Return Fund. Each share of the Total Return Fund represents an undivided interest in the Total Return Fund. Additional information pertaining to the Trust or the Total Return Fund may be obtained by writing the Trust, 105 North Washington Street, Post Office Drawer 69 , Rocky Mount, North Carolina 27802-0069, or by calling 1-800-525-3863.

The Trust currently offers one class of shares on behalf of the Fund: Class NL shares.

INVESTMENT OBJECTIVES AND POLICIES

Total Return Fund

The Total Return Fund seeks total return from a combination of capital appreciation and current income. In seeking to achieve its objective, the Fund may at times emphasize investments that produce capital appreciation and at other times may emphasize investments that produce income, or it may do both. The Fund's Manager does not allocate the Fund's assets according to any formula or fixed ratio. Under normal circumstances, however, the Fund will invest in securities to seek both capital appreciation and current income.

The Fund's investments are not limited to any specific type of securities. In general, when seeking capital appreciation, the Fund emphasizes common stocks of medium to large capitalization companies (i.e., companies having a minimum market capitalization of at least $1 billion at the time of purchase). When seeking income, the Fund may purchase a variety of investment grade debt securities, convertible securities, preferred stocks, and dividend paying common stocks.

In selecting securities for the Fund, the Manager may employ a variety of investment techniques and styles. However, under normal circumstances, the Manager uses a value-oriented investment approach (searching for companies whose stocks are undervalued or out-of-favor) in selecting common stocks for capital appreciation purposes.

The Fund may try to hedge against losses in the value of its portfolio securities by using various derivative securities, including, writing covered call options on securities and stock indices, purchasing put options on securities and stock indices, and purchasing or selling stock index future contracts and options on such contracts. The Fund may also write covered call options on up to 50% of the Fund's total assets in order to enhance income and purchase call options to close open positions. In addition, the Fund may write covered puts to enhanced income (anticipating that during the option period the price of the underlying security will remain stable or rise) or to acquire the underlying security at net cost below the current value.

The Fund may also invest up to 5% of its total assets in securities of foreign issuers. The Fund may also hold high quality commercial paper, short-term corporate bonds, short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and other cash equivalents for a variety of purposes, including to provide liquidity, as a temporary investment pending the purchase of other securities, or when the Manger believes that the market is unfavorable for other types of investments.

The Fund is designed for investors seeking total return over the long term. There can be no assurance that the Fund will be successful in meeting its objective.

For additional information regarding permitted investments for the Fund, and their risks see "Glossary of Permitted Investments" and the Statement of Additional Information.


Temporary Defensive Positions


Under normal market conditions, the Fund expects to be fully invested in the securities described directly above. However, for temporary defensive purposes, when the Manager determines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one nationally recognized statistical rating organization; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies investing solely in money market securities. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information for further information about such investments.


Portfolio Turnover

The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. It is expected that under normal market conditions, the annual portfolio turnover rate for the Fund will not exceed 200%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and fund trading costs, which are paid by the Fund. In addition to greater portfolio trading costs, high rates of portfolio turnover may result in the realization of short-term capital gains. To the extent short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

INVESTMENT LIMITATIONS

The investment objective of the Fund, the investment limitations set forth below and certain investment limitations contained in the Statement of Additional
Information are fundamental policies of the Fund. The Fund's fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund, as a fundamental policy, may not:

1. With respect to 75% of the Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 331/3% of the value of the Fund's total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Fund's total assets will be repaid before making investments.

The foregoing percentages will apply at the time of the purchase of a security.

HOW TO PURCHASE FUND SHARES

An investor may purchase shares of the Fund at the public offering price directly through the Distributor or from a securities firm or broker-dealer having a sales agreement with the Distributor or a bank having an agency agreement with the Distributor. Such financial institutions may charge you a fee for this service in addition to the Fund's public offering price. Except as provided below, the minimum initial investment for a regular account is $5,000. The minimum initial investment for a tax-deferred retirement plan (such as IRAs, SEP-IRAs, Keoghs, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans is $2,000. The minimum initial purchase under the Trust's Systematic Investment Plan is $1,000. The minimum additional investment for any account is $100. The Fund, in the Manager's sole discretion, may accept accounts or investments with less than the stated minimum investment.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

Neither the Trust, the Transfer Agent, nor the Distributor will be responsible for any loss, liability, cost or expenses for acting upon wire instructions or upon telephone instructions that such entity reasonably believes to be genuine. The Trust, the Transfer Agent, and the Distributor will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone.

Purchases By Mail

Investors may purchase shares of the Fund by completing and signing the Account Application accompanying this Prospectus and mailing it, along with a check (or other negotiable bank instrument or money order) payable to the Fund to:


         Blue Ridge Funds Trust
         105 North Washington Street
         Post Office Drawer 69
         Rocky Mount, North Carolina  27802-0069


The Fund will not accept third party checks, i.e., a check not payable to the Trust or the Fund for initial or subsequent investments.

Purchases By Wire

Investors may also purchase shares of the Fund by bank wire. Investments by wire will not be accepted until an Account Application, indicating such election has been made, has been received by the Fund's Transfer Agent by mail or facsimile. Prior to making an initial or additional investment by wire an investor should telephone the Fund at 1-800-525-3863. Federal funds and registration instructions should be wired through the Federal Reserve System to:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA No. 05300219
         FBO: Blue Ridge Funds Trust
         Account No. [please provide the Trust's account number]
         For further credit to:  [your name and social security or tax identification number]

Your bank may impose a fee for investments by wire.

Additional Purchases By Phone (Telephone Purchase Authorization)

If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-525-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the public offering price next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Purchases by ACH

If you have made this election on your Account Application, shares of the Fund may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least fifteen (15) days prior to you initiating an ACH transaction.

General Information Regarding Purchases


A purchase order will be effective as of the day received by the Trust if the purchase order is received by the Trust prior to 4:00 p.m. Eastern time and is accompanied by a purchase payment. The purchase order need not be accompanied by a purchase payment in those instances in which the Telephone Purchase Authorization has been elected by a shareholder on the Account Application and is being used for additional purchases. The Purchase payment may be made by check or readily available funds. The public offering price of shares of the Fund is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.


In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to the Distributor. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Distributor so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interests of the Fund or its shareholders to accept such order.

SHAREHOLDER SERVICES

Shareholder Inquiries And Services Offered


If you have any questions about the Fund or the shareholder services described below, please call the Trust at 1-800-525-3863. Written inquiries should be sent to the Trust at 105 North Washington Street, Post Office Drawer 69 , Rocky Mount, North Carolina 27802-0069. The Trust reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon sixty (60) days' notice to shareholders. You may, however, discontinue any service you select, provided that the Trust receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.


Systematic Investment and Systematic Withdrawal Plans

For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate sections of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Fund at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Fund despite its fluctuating net asset value through regular purchases of a fixed dollar amount of shares in the Fund. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when the Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $1,000.

Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $100 per transaction) from your designated checking or savings account. Your systematic investment in the Fund will be processed on a regular basis at your option beginning on or about either the first or twenty-first (21) day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least fifteen (15) days prior to the intended date of your first systematic investment.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Fund. The Systematic Withdrawal Plan permits you to have payments of $100 or more automatically transferred from your account(s) in the Fund to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $10,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.



Tax-Sheltered Retirement Plans

Shares of the Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, Keoghs, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Documentation for these types of plans is available from the Fund's custodian. Investors should consult with their tax advisors before establishing any of the tax-deferred retirement plans described above.

Certain Special Accounts

The Trust offers the following special accounts to meet your needs:

(1) Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Trust you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(2) Custodial and Fiduciary Accounts. The Trust provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above accounts, please call toll free at 1-800-525-3863.

HOW TO REDEEM FUND SHARES


Shares of the Fund may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Trust. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven (7) days after the redemption order is received, provided that redemption proceeds for shares purchased by check or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to ten (10) days. Shares may also be redeemed through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you fee for this service. Any redemption proceeds may be more or less than the public offering price for the shares, depending on the market value of the Fund's portfolio securities.


In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to the Distributor. See "Determination of Net Asset Value" below. The broker-dealer or other financial institution is responsible for promptly transmitting redemption orders to the Distributor so that your shares are redeemed at the same day's net asset value per share.

You may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer.

Redemption By Mail


There is no charge for having a check for redemption proceeds mailed to you. Your written redemption request should be addressed to the Blue Ridge Funds Trust, 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Your request for redemption must include:


Your letter of instruction specifying the account number and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered; Any required signature guarantees (see "Signature Guarantees" below); and Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Redemption By Telephone

Shares may be redeemed by telephone if you elect that option on the Account Application and if you confirm all telephonic redemption requests in writing. Written confirmation of telephone redemption requests may be made by sending a facsimile to 1-919-972-1908. Shares held in tax-sheltered or retirement accounts are not eligible for this option and must be redeemed by written request. Telephone redemption requests may be made by calling the Trust at 1-800-525-3863. The written confirmation must include:

          Shareholder name and account number;
          Number of shares or dollar amount to be redeemed;
          Instructions for transmittal of redemption funds to the shareholder; and Shareholder signature as it appears on the Account Application then on file with the Trust.

The net asset value used in processing the redemption request will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($1,000 minimum). Redemption proceeds will only be sent to the person or bank account designated in your Account Application.

You can change your redemption instructions anytime by sending the Trust a letter including your new redemption instructions. (See "Signature Guarantees" below). The Trust reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Trust believes it to be in the best interest of the Fund's shareholders to do so.

You may not close your account by telephone; however, you may close your account by written request. During periods of drastic economic or market changes or severe weather or other emergencies, you may find it difficult to implement a telephone redemption request. If such a case should occur, another method of redemption, such as written requests sent via an overnight delivery service, should be considered.

Telephone redemption privileges authorize the Trust to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Trust to be genuine. The Trust and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking his or her name, address, telephone number, Social Security number, and account number. If reasonable procedures are not followed, the Trust and the Transfer Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to redemptions by telephone reasonably believed to be genuine.

Redemption By Wire

Proceeds of redemption can also be wired to a shareholder's bank ($1,000 minimum). Shares may not be redeemed by wire on days on which your bank is not open for business. The Trust in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Trust's custodian for wire redemptions. The custodian currently charges $8 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Trust, the charge will be deducted automatically from a shareholder's account by redemption of shares in the shareholder's account. A shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemptions by ACH

The Trust does not charge for ACH transactions; however, such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established for your account at least fifteen (15) days prior to initiating an ACH transaction. A voided check or deposit slip must accompany any request to establish this option.

Signature Guarantees

To protect your account and the Fund from fraud, signature guarantees are required under certain circumstances. If a shareholder requests a redemption for an amount in excess of $50,000, a redemption of any amount to be payable to anyone other than the shareholder of record, or a redemption of any amount to be sent to any address other than the shareholder's address of record (or in the case of redemptions by wire, other than as provided in the shareholder's Account Application), all account holders must sign a written redemption request. In addition, those signatures must be guaranteed by a member bank of the Federal Reserve System, a savings and loan association or credit union (if authorized under state law), or by a member firm of a domestic stock exchange. The Fund does not accept signature guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

OTHER INFORMATION ABOUT YOUR ACCOUNT

Minimum Account Size

Due to the relatively high costs of handling small investments, the Trust reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions of shares by or on behalf of the shareholder (and not solely because of market declines), the account of the shareholder in the Fund has a value of less than $5,000 for a period of three consecutive months. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares.

This provision will not apply to shareholders who are participants in the Trust's Systematic Investment Plan. Before the Trust exercises its right to redeem such shares and to send the proceeds to the shareholder, the shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed sixty (60) days to make an additional investment in the Fund in an amount that will increase the value of the account to at least the minimum amount.

Other Information About Redemptions

The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the New York Stock Exchange is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

DETERMINATION OF NET ASSET VALUE


The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined on each Business Day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) or when trading has been stopped on a Business Day due to extraordinary circumstances.


PERFORMANCE ADVERTISING

From time to time, the Fund may advertise its total return. All such total return figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future returns.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertisements and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.
See the Statement of Additional Information for further information.

Tax Status of the Fund

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify for the special tax treatment afforded a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

Certain securities that may be purchased by the Fund (such as U.S Treasury STRIPS) are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Manager would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Fund is considered tax exempt in your particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

Tax Treatment of Transactions

Each sale or redemption of the Fund's shares is a taxable event to the shareholder. Income derived by the Fund from securities of foreign issuers may be subject to foreign withholding taxes.

GENERAL INFORMATION

The Trust


The Trust is a registered open-end management investment company that was organized as a Delaware business trust on September 30, 1997. It currently consists of one series, the Total Return Fund, which has one class of shares:
Class NL. The Board of Trustees of the Trust has authority to issue an unlimited number of shares of beneficial interest, without par value. Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the Investment Company Act of 1940, as amended ("1940 Act"), or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Portfolio if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management or advisory agreement.

Under the Trust's multi-class system, shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Currently the Trust has only one class of shares.


The Manager


Blue Ridge Advisors, Inc., 84 Villa Road, B37, Greenville, S.C. 29615, serves as the Manager to the Fund pursuant to an investment management agreement with the Trust (the "Management Agreement"). The Manager has not previously served as an investment manager to any other registered investment company. However, the executives and members of the investment advisory staff of the Manager have extensive experience in other capacities in managing investments for clients.


Subject to the authority of the Board of Trustees, the Manager supervises and directs the day-to-day investments and operation of the Fund in accordance with its investment objective, investment program, polices and restrictions. Pursuant to the Management Agreement, the Manager is also responsible for providing administrative and other services necessary for the ordinary operation of the Fund in addition to investment advisory services. The Manager provides or procures the overall business management and administrative services and information necessary for the Fund's operation and the proper conduct of its business. The Manager is responsible for providing or procuring, at the Manager's expense, the services reasonably necessary for the ordinary operation of the Fund, including administrative, fund accounting, transfer agency, dividend disbursing, custodial, distribution, auditing, and ordinary legal services. The Manager also acts as liaison among the various services providers to the Fund. The Manager is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements. The Manager does not bear the expense of brokerage fees and other transactional expenses for purchasing or selling securities or other assets for the Fund, taxes (if any) paid by the Fund, interest on borrowing, fees and expenses of the independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, as an annual rate of : 1.65% of the Fund's average daily net assets up to and including $20 million and 1.20% of the Fund's average daily net assets in excess of $20 million.


Jeffrey M. Doyon and Allen R. Gillespie have been primarily responsible for the day-to-day management of the Total Return Fund's portfolio of securities since the Fund's inception. Mr. Doyon has served as the President of the Manager since July, 1997; Chief Financial Officer and General Manager of Janed Enterprises, Inc., (specialty chemical manufacturing company) since January, 1996; Registered Representative for Royal Alliance Associates (brokerage firm) from February, 1996 to September, 1997; and a Registered Representative for Smith Barney/Robinson-Humphrey (brokerage) from 1994 to 1996. Prior to that, Mr. Doyon served as Project Manager (1990-1992) and General Director (1992-1994) for Sea-Land CIS Logistics, an international logistics and transport company. Additionally, Mr. Doyon received his B.A. in Economics from the College of William and Mary in 1985. Mr. Gillespie, who graduated with a Bachelor of Arts degree in Economics from Washington & Lee University in 1995, served as a Registered Representative for Smith Barney/Robinson-Humphrey (brokerage firm) from July, 1995 to September, 1997. Mr. Gillespie is a Chartered Financial Analyst Candidate (Level III).


The Trust is distinct in that the expense structure of the Fund is simpler and more predictable than most mutual funds. Many of the ordinary expenses of the Fund, including administrative, fund accounting, transfer agency, dividend disbursing, custodial, distribution, auditing, and ordinary legal expenses are paid by the Manager; whereas, most mutual funds pay for these expenses directly from their own assets.

The Administrator

The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069 has been retained by the Manager to serve as the administrator and fund accounting agent for the Fund. The Administrator was established as a North Carolina corporation in 1988. Frank P. Meadows, III is the Managing Director and controlling shareholder of the Administrator. Services provided by the Administrator include: providing necessary office facilities, equipment, and personnel to perform its administrative services; supervising the overall administration of the Fund; making all necessary filings required to be made with federal and state regulators; maintaining books of account; calculating the daily net asset value of shares of the Fund; and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers may be directors, officers or employees of the Administrator.

For these services, the Administrator is compensated by the Manager and not directly by the Fund.

The Transfer Agent

NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Manager to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Manager and not directly by the Fund.

The Distributor


Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina, 27622, has been retained by the Manager to serve as the distributor of the Fund's shares, pursuant to a distribution agreement ("Distribution Agreement") between the Manager and the Distributor. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the Class NL shares, the Distributor receives no compensation from the Fund with respect to the sales of such shares.


Trustees of the Trust

The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the State of Delaware. The Board of Trustees has approved the Trust's Management Agreement with the Manager and the Distribution Agreement between the Manager and the Distributor.

Voting Rights

Each share entitles the shareholder of record to one vote. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Financial Reporting

The Trust issues unaudited financial information semiannually, and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries


You may direct inquiries to the Trust by writing to 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, or by calling 1-800-525-3863.


Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of quarterly dividends. If any capital gain is realized, substantially all of it will be distributed by the Fund at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Trust at least fifteen (15) days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire or ACH transfer.

Dividends and distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Counsel and Independent Public Accountants

Dechert Price & Rhoads serves as counsel to the Trust. Deloitte & Touche, LLP serves as the independent public accountants of the Trust.

Custodian

First Union National Bank of North Carolina, Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian of the Fund's assets. The custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Trust's request and maintains records in connection with its duties.

Miscellaneous

As of the date of this Prospectus, Blue Ridge Advisors, Inc., 84 Villa Road, B37, Greenville, S.C. 29615, as the Fund's initial shareholder, owned of record or beneficially, all of the outstanding shares of the Fund, and may be deemed to be a controlling person of the Fund for purposes of the 1940 Act.

GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments of the Fund:

Bankers' Acceptance A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities Convertible securities, including both convertible debt and convertible preferred stock may be converted into shares of the underlying common stock at either a stated price or stated rate. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although the Manager will consider such event in its determination of whether the Fund should continue to hold the securities.

Derivatives Derivatives are securities that derive their value from other securities. The following, among others, may be considered to be derivative securities: convertible securities, futures contracts, and options. See "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Forward Commitments, When-Issued and Delayed Delivery Securities Forward commitments, when-issued and delayed delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on forward commitments, when-issued or delayed delivery securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Fund's assets. The Fund is permitted to invest in forward commitments or when-issued or delayed delivery securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in such accounts in an amount at least equal in value to the Fund's forward commitments, when-issued or delayed delivery commitments.

Futures Contracts and Options The Fund may utilize futures contracts, write call and put options, purchase put options and purchase call options only to close open positions. Futures contracts (a type of potentially high-risk security) enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option). The Fund will write put and call options only if such options are considered to be "covered". A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put has deposited and maintained in a segregated account throughout the option period sufficient cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of options and futures contracts are: (i) imperfect correlations between the change in market value of the securities held by the Fund and the prices of the options or futures contracts purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity day, which could have an adverse impact on the Fund's ability to execute futures strategies.

Illiquid Securities Securities that cannot be disposed of in the ordinary course of business within seven (7) days at approximately the price at which the Fund has valued the security.


Investment Grade Debt Securities The Fund may invest in or hold a portion of its total assets in investment grade debt securities. Investment grade debt securities are securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc., and comparable unrated securities. Investment grade debt securities while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. If any investment grade debt securities purchased by the Fund are downgraded to below investment grade, the Fund will dispose of such securities in an orderly manner.


Repurchase Agreements Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Manager will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities Securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended ("1933 Act"), or an exemption from registration. The Fund may invest in restricted securities that the Manager determines are not illiquid, based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Managers' implementation of such procedures and guidelines. Under these procedures and guidelines, the Manager will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Fund.

Time Deposit A nonnegotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

Warrants Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

                             BLUE RIDGE FUNDS TRUST

                          Blue Ridge Total Return Fund




This Statement of Additional Information is not a prospectus and relates to the Blue Ridge Total Return Fund ( "Total Return Fund" or "Fund"), a series of the Blue Ridge Funds Trust ("Trust"). It is intended to provide additional information regarding the activities and operations of the Trust and the Fund, and should be read in conjunction with the Fund's Prospectus dated December__, 1997. The Prospectus for the Fund may be obtained without charge by calling 1-800-525-3863.



                                TABLE OF CONTENTS

THE TRUST.....................................................................1

DESCRIPTION OF PERMITTED INVESTMENTS..........................................1

INVESTMENT LIMITATIONS........................................................1

THE MANAGER..................................................................13

THE ADMINISTRATOR AND TRANSFER AGENT.........................................14

THE DISTRIBUTOR..............................................................14

THE CUSTODIAN................................................................15

INDEPENDENT AUDITORS.........................................................15

TRUSTEES AND OFFICERS OF THE TRUST...........................................15

CALCULATION OF TOTAL RETURN..................................................16

PURCHASE AND REDEMPTION OF SHARES............................................16

DETERMINATION OF NET ASSET VALUE.............................................17

TAXES........................................................................18

PORTFOLIO TRANSACTIONS.......................................................19

DESCRIPTION OF SHARES........................................................21


December __, 1997

THE TRUST


The Trust is a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." It is organized as a series company and currently consists of one series, the Total Return Fund, which has one class of shares: Class NL shares. In the future, the Trust may establish additional series and classes of shares. Blue Ridge Advisors, Inc. (the "Manager") serves as the investment manager to the Fund and directs the Fund's day-to-day operations. Capitalized terms not defined herein are defined in the Fund's Prospectus.


DESCRIPTION OF PERMITTED INVESTMENTS

Foreign Securities

Foreign securities involve currency risks. The value of a foreign security denominated in foreign currency changes with variations in the exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. The Fund may invest up to 5% of its total assets in the securities of foreign issuers.

Forward Commitments, When-Issued and Delayed Delivery Securities

Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments, when-issued or delayed delivery commitments.

The Fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date by entering into a matching sales transaction.

Although the Fund does not intend to make such purchases for speculative purposes and the Fund intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, the Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, the Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

The Fund will write only options on futures contracts which are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns, so long as the Fund is obligated as the writer of the call, the Fund of securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging the Fund of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract or option is based. It is the Fund's current intention to limit its use of options on futures contracts to no more than 5% of its total assets. For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Option and Futures Contracts" on page 8.

Investment Company Shares

The Fund may invest in shares of money market mutual funds, to the extent set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses of underlying funds with respect to the Fund's assets invested therein. Applicable regulations prohibit the Fund from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company, more than 5% of the Fund's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Fund are invested in securities (other than treasury stock) issued by all investment companies.

Non-Publicly Traded And Illiquid Securities

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Options

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If the Fund writes a put option, the Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. It is the Fund's current intention to limit its writing of put options on futures contracts to no more than 5% of its total assets.

Purchasing Put and Call Options. The Fund may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to close out positions. The Fund may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought. The Fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.

Securities Index Options. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Options and Futures Contracts and Forward Currency Contracts" on page 8.

Repurchase Agreements

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by the Fund. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. The Fund will enter into repurchase agreements (with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances) with registered brokers-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Manager, pursuant to guidelines adopted by the Board of Trustees. Generally, the Fund does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In the event a repurchase agreement is considered a loan and the seller defaults, the Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Risks Of Transactions In Options and Futures Contracts

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because  of the low  margin  deposits  required,  futures  trading  involves  an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Manager will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Fund's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Warrants

Warrants give the holder, under certain circumstances, the right to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future priced of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

INVESTMENT LIMITATIONS

Fundamental Policies

The Fund has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act") as the lesser of
(i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

The Fund:

1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments).

2.       May not issue senior  securities,  except as  permitted  under the 1940
         Act.

3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

5. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

6. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

7. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

The following are the Fund's non-fundamental operating policies, which may be changed by the Board of Trustees of the Fund without shareholder approval.

         The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.


3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act. This percentage restriction is with respect to the Fund's current holdings of illiquid securities.


4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the liquidation value of the Fund's total assets.

6. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowing exceed 5% of its total assets.

7.       Make any loans other than loans of portfolio securities, except through
         (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

Except for the fundamental investment limitations listed above and in the Prospectus and the Fund's investment objective, all other investment policies, limitations and restrictions described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

THE MANAGER

The Trust and Blue Ridge Advisors, Inc. have entered into a management agreement (the "Management Agreement"). The Management Agreement provides certain limitations on the Manager's liability, but also provides that the Manager shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Management Agreement obligates the Manager to: (1) provide overall advice and guidance with respect to the Fund, and provide advice and guidance to the Trust's Trustees, in accordance with the Fund's investment objective, program, policies and restrictions; (2) provide investment advice to the Fund, and manage the investment of the Fund and the composition of the Fund's portfolio securities and investments; (3) periodically monitor and evaluate the performance of the Fund with respect to the Fund's investment objective, program, policies and restrictions; (4) monitor the compliance of the Manager, and the Manager's employees acting on behalf of the Manager with the investment objective, program, policies and restrictions of the Fund, the 1940 Act, and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"); (5) provide all supervisory and management services reasonably necessary for the operation of the Fund; (6) provide or procure on behalf of the Trust and the Fund, and at the expense of the Manager, administrative and fund accounting services, transfer agency services, dividend disbursing services, custodial services, distribution services and other services necessary for the ordinary operation of the Fund; (7) render to the Board of Trustees of the Trust such periodic and special reports as the Board may reasonably request; and (8) make available its officers and employees to the Board of Trustees as officers of the Trust for consultation and discussions regarding the management of the Fund and services provided to the Trust under the Management Agreement.


The Manager is entitled to a fee which is calculated daily and paid monthly. The fees to be paid under the Management Agreement are set forth in the Prospectus.

The continuance of the Management Agreement with respect to the Fund after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to the Fund may be terminated (i) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities of the Fund upon sixty
(60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE ADMINISTRATOR AND TRANSFER AGENT

The Manager has entered into an administration agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator is compensated by the Manager and not directly by the Fund.

Under that agreement, the Administrator will perform the following services for the Fund: (1) coordinate with and monitor the services of all third parties furnishing services to the Fund; (2) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (3) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (4) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (5) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (8) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also will provide certain accounting and pricing services for the Fund.

The Manager has also contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services by the Manager and not directly by the Fund.

THE DISTRIBUTOR


Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, serves as the Distributor of the Fund's shares pursuant to a distribution Agreement (the "Distribution Agreement") entered into with the Manager. Unless otherwise terminated, the Distribution Agreement for the Fund will remain in effect for two years from the date of its execution, and, thereafter will continue from year to year upon annual approval by the Trust's Board of Trustees, or by vote of a majority of the outstanding voting securities of the Trust and by the vote of a majority of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such part, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act. With respect to the Fund's current class of shares, the Distributor is compensated for its services by the Manager and not directly by the Fund.


THE CUSTODIAN

The Manager has entered into a Custodian Agreement with First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, pursuant to which custodial services are provided for the Fund. The Custodian is compensated for its services by the Manager and not directly by the Fund.

INDEPENDENT AUDITORS

The firm of Deloitte & Touch LLP, 2500 One PPG Place , Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and will audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The age of each Trustee and officer is indicated in the parenthesis.


JEFFREY M. DOYON (33) - Trustee and Chief Financial Officer - President, the Manager since July, 1997 and Chief Financial Officer and General Manager, Janed Enterprises, Inc. (specialty chemical manufacturing) since January, 1996. Prior thereto, Registered Representative, Royal Alliance Associates (brokerage) from February, 1996 to September, 1997; Registered Representative (1994-1996), Smith Barney/Robinson-Humphrey (brokerage); and Project Manager (1990-1992) and General Director (1992-1994), Sea-Land CIS Logistics (international logistics & transport).

ALLEN R. GILLESPIE (25) - Trustee and Vice President - Vice President, the Manager since September, 1997. Prior thereto, Manufacturer's Rep for Perdido Vineyards (1997); and Registered Representative (1995-1997), Smith Barney/Robinson-Humphrey (brokerage).

MARIA A. STAMOULAS (34) - Trustee - Attorney, Facer & Stamoulas, P.C. since June 1996. Prior thereto, Attorney, Zuckerman, Spaeder, Goldstein, Taylor & Kolker, L.L.P. (1992-1996). Director and President, Macedonian Association of Greater Washington, DC. since 1990.

BRUCE H. HERRICK (61) - Trustee- Professor and Head, Department of Economics, Washington and Lee University since 1980.

Each current Trustee of the Trust who is not an "interested person" of the Trust is expected to receive the following compensation during the fiscal year ending November 30, 1998:



-------------------------------- ------------------- ------------------- ---------------- -------------------

                                                         Pension or
                                                         Retirement
                                                      Benefits Accrued      Estimated     Total Compensation
                                     Aggregate            as Part            Annual         from the Trust
                                 Compensation from   of Trust Expenses    Benefits Upon    Paid to Trustees*
        Name of Person,              the Fund*                             Retirement
           Position
-------------------------------- ------------------- ------------------- ---------------- --------------------

Maria Stamoulas,                       $2000

-------------------------------- ------------------- ------------------- ---------------- --------------------

Bruce H. Herrick                       $2000


-------------------

*The Trust is expected to pay approximately $2000 to each Trustee who is not an "interested person" of the Trust for the fiscal year ending [insert date].

As the Fund's initial shareholder, Blue Ridge Advisors, Inc. holds all of the outstanding shares, both beneficially and of record, of the Fund as of the date of this Statement of Additional Information.

CALCULATION OF TOTAL RETURN

The Fund may advertise its total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of the Fund's classes of shares may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Manager or any of the Trust's third party service providers are not open for business.

DETERMINATION OF NET ASSET VALUE

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation.

Equity securities are valued at the last sale price on the principal exchange or market where they are traded.

Securities which have not traded on the date of valuation, or securities for which sales prices are not generally reported, are valued at the mean between the current bid and asked prices.

Securities listed on a non-U.S. exchange are valued at the last quoted sale price available before the time when net assets are valued.

Bond and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Future contracts are normally valued at the settlement price on the exchange on which they are traded.

Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.

Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premium.

Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution-in-kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount at that assigned to them in calculation the net asset value of the shares being sold. If a holder of shares received a distribution in kind, that holder could incur brokerage or other charges in converting the securities to cash.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By maintaining its qualifications as a RIC, the Fund intends to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of anyone issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

Distributions by the Fund to shareholders and the ownership of shares maybe subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Manager is authorized to select brokers and dealers to effect securities transactions for the Fund. The Manager will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Manager generally seek reasonably competitive commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Manager seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund. Certain brokers or dealers assist their clients in the purchase of shares and charge a fee for this service in addition to the Fund's public offering price. In the case of securities traded in the over-the-counter market, the Manager expects normally to seek to select primary market makers.

The Manager may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Manager. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Manager will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If, in the judgment of the Manager, the Fund or other accounts managed by the Manager will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining Fund strategy; providing computer software used in security analyses; and providing Fund performance evaluation and technical market analyses. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Manager will find all of such services of value in advising the Fund.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting Fund transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Manager may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute Fund transactions for the Fund.

The Board of Trustees has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Fund. The Code of Ethics allows trades to be made in securities that may be held by the Fund, however, it prohibits a person from taking advantage of Fund trades or from acting on inside information.

DESCRIPTION OF SHARES


The Trust is an open-end management investment company - - a type of company commonly known as a "mutual fund." It is registered as such under the 1940 Act. The Trust, organized as a Delaware business trust, currently offers one class of shares on behalf of the Total Return Fund.


Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of the Fund, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.


FINANCIAL STATEMENTS

Set forth below is the initial audited Statement of Assets and Liabilities at December 1, 1997 for the Trust.

                                   Blue Ridge Total Return Fund

                                Statement of Assets and Liabilities
                                         December 1, 1997

----------------------------------------------------------------------------------------------------

Assets:
-------------------------------------------------------------------------
Cash                                                                                       $100,000
-------------------------------------------------------------------------        -------------------
          Total Assets                                                                      100,000
-------------------------------------------------------------------------        -------------------
Liabilities:                                                                                  -
-------------------------------------------------------------------------        -------------------
Net Assets for 10,000 NL shares outstanding                                                $100,000
-------------------------------------------------------------------------        ===================
Net Assets Consist of:
-------------------------------------------------------------------------
Paid in Capital                                                                            $100,000
-------------------------------------------------------------------------        ===================
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------
$100,000 / 10,000 shares outstanding                                                         $10.00
-------------------------------------------------------------------------        ===================


Notes:

(1) Blue Ridge Total Return Fund (the "Fund") is the only existing open-end management investment company (a mutual fund) in a diversified series of Blue Ridge Funds Trust (the "Trust"). The Trust was established as a Delaware business trust under a Declaration of Trust dated September 30, 1997 and is registered under the Investment Company Act of 1940, as amended. The Fund has had no operations since that date other than those relating to organizational matters, including the issuance on December 1, 1997, of 10,000 of the NL class of shares at $10.00 per share.

(2) Reference is made to "General Information -the Manager" and "Taxes" in the prospectus for descriptions of the investment management fee, administrative and other services and federal tax aspects of the Fund.

(3) Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the Advisor and the Administrator.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of THE BLUE RIDGE FUNDS TRUST and the Shareholder of BLUE RIDGE TOTAL RETURN FUND:

We have audited the accompanying statement of assets and liabilities of Blue Ridge Total Return Fund as of December 1, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Blue Ridge Total Return Fund as of December 1, 1997, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
December 5, 1997

                                       C-1
                            PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)      Financial Statements:

         Part B - Statement of Additional Information Statement of Assets and Liabilities at December 1, 1997 for Blue Ridge Funds Trust


(b)      Exhibits:


         1(a).    Agreement and Declaration of Trust.1

         1(b).    Certificate of Trust.1

         2.       By-Laws of the Trust. 1

         3.       Not applicable.

         4.       Not Applicable.

         5. Investment Management Agreement between Blue Ridge Funds Trust and Blue Ridge Advisors, Inc. dated _______, 1997 (to be provided by amendment).

         6. Distribution Agreement between Blue Ridge Advisors, Inc. and Capital Investment Group, Inc. dated ____________, 1997 (to be provided by amendment).

         7.       Not applicable.

         8. Custody Agreement between Blue Ridge Advisors, Inc. and First Union National Bank of North Carolina dated __________, 1997 (to be provided by amendment).

         9.       Not applicable.

         10. Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered.

         11.      Consent  of  Deloitte  &  Touche,   LLP,   Independent  Public
                  Accountants.

         12.      Not applicable.

         13.      Stock Subscription Agreement/Letter of Intent.

         14.      Not applicable.

         15.      Not applicable.

         16.      Not applicable.

         17.      Financial Data Schedule

         18. Plan Pursuant to Rule 18f-3 under the 1940 Act - (to be provided by amendment).

------------------
1        Incorporated   herein  by  reference  to   Registrants's   Registration
         Statement on Form N-1A filed on September 30, 1997 (File No. 333-36811



Item 25. Persons Controlled by or under Common Control with Registrant.


Blue Ridge Advisors, Inc. controls the Trust by virtue of its ownership of 100% of the Trust's shares as of December 1, 1997.


Item 26.   Number of Holders of Securities.


                                                        NUMBER OF RECORD HOLDERS
        TITLE OF CLASS                                  AS OF DECEMBER 1,  1997
------------------------------                        --------------------------

Blue Ridge Total Return Fund                                           1


Item 27. Indemnification.

                  Declaration of Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Trust's Declaration of Trust of Blue Ridge Funds Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Distributor of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

         UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of the Manager.

The description of Blue Ridge Advisors, Inc. under the caption of "General Information -The Manager" in the Prospectus and under the caption "The Manager" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Information concerning the directors and officers of Blue Ridge Advisors, Inc. as set forth in Blue Ridge Advisors, Inc.'s Form ADV filed with the Securities and Exchange Commission on August 15, 1997 (File No. 801-54829), and amended through the date hereof, is incorporated by reference herein.

Item 29. Principal Underwriters.

(a) Capital Investment Group, Inc., the Registrant's distributor, is also the underwriter and distributor for the Chesapeake Growth Fund, The Chesapeake Fund, Capital Value Fund, ZSA Asset Allocation Fund, The Brown Capital Management Equity Fund, The Brown Capital Mangement Balanced Fund, The Brown Capital Management Small Company Fund, The Grandview REIT Index Fund and the Grandview Reality Growth Fund and the Investek Fixed Income Trust.

(b) Set forth below is certain information regarding the directors and officers of Capital Investment Group, Inc.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION(S) AND OFFICE(S) WITH         POSITION(S) AND OFFICE(S) WITH
                                        CAPITAL INVESTMENT GROUP, INC.         REGISTRANT


Richard K. Bryant                       President                              NONE
17 Glenwood Avenue
Raleigh, N.C.

E.O. Edgerton, Jr.                      Vice President                         NONE
17 Glenwood Avenue
Raleigh, N.C.

(c)      Not applicable.

Item 30.  Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank of North Carolina
                  Two First Union Center
                  Charlotte, N.C.  28288-1151

(b)      With respect to Rules 31a-1(a);  31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9);  (10);  (11) and 31a-1(f),  the required  books and records are  currently  maintained  at the offices of the  Registrant's
         Administrator:

                  The Nottingham Company
                  105 North Washington Street
                  Post Office Drawer 69
                  Rocky Mount, North Carolina  27802-0069

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager:

                  Blue Ridge Advisors, Inc.
                  84 Villa Road, B37
                  Greenville, S.C.  29615

Item 31. None.

Item 32. Undertakings.

         (a)      Inapplicable.

         (b) The Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the Registrant or the effective date of the Registrant's 1933 Act Registration Statement.

         (c)      Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933,as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenville, and the State of South Carolina on the 5th day of December, 1997.

                                                          BLUE RIDGE FUNDS TRUST



                                                  By:       /s/ Jeffrey M. Doyon
                                                          ______________________
                                                                Jeffrey M. Doyon
                                                             President and Chief
                                                               Financial Officer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                            Title                            Date


                    *                                President and Chief              December 5, 1997
--------------------------------------------------
Jeffrey M. Doyon                                     Financial Officer


                    *                                Trustee                          December 5, 1997
--------------------------------------------------
Allen R. Gillespie


                    *                                Trustee                          December 5, 1997
--------------------------------------------------
Maria Stamoulas


                    *                                Trustee                          December 5, 1997
--------------------------------------------------
Bruce H. Herrick







*By:  /s/ Jane A. Kanter
      _____________________________
      Jane A. Kanter
      (Attorney-in-fact)

                                  EXHIBIT LIST



EXHIBIT
NUMBER    DESCRIPTION


10 Opinion and Consent of Dechert Price & Rhoads regarding the Legality of the Securities being registered

11       Consent of Deloitte & Touche, LLP, Independent Public Accounts

13       Stock Subscription Agreement/Letter of Intent

17       Financial Data Schedule